Common Stock	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
COMMON STOCK	NOTE 13 — COMMON STOCK On April 12, 2018, the Company issued 833 shares of common stock for services previously rendered for total non-cash expense of $3,750.